Risk - Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Exposure | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	R$ 25,554
Exposure | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	577,865
Exposure | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	879,111
Exposure | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	14,813
Exposure | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	98,561
+ 10% | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	108
+ 10% | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	2,433
+ 10% | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	3,701
+ 10% | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	62
+ 10% | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	415
-10% | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	(108)
-10% | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	(2,433)
-10% | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	(3,701)
-10% | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	(62)
-10% | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	R$ (415)